Capitalized Development Cost and Other Long-Term Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Security deposits	$ 1,000
Purchase agreement	483
United States [Member]
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Capitalized development cost	2,100
Europe [Member]
Capitalized Development Cost and Other Long-Term Assets (Details) [Line Items]
Capitalized development cost	$ 4,100